ASSETS HELD FOR SALE AND INVENTORIES - Additional Information (Details) - COP ($) $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Assets Held For Sale And Inventories [Line Items]
Inventories pledged as security for liabilities			$ 0	$ 0
Impairment loss on financial assets			2,094	3,366
Profit (loss)			$ 315,359	$ 3,214,567	$ 2,786,435
Panamerican Pharmaceutical Holding Inc.,
Disclosure of Assets Held For Sale And Inventories [Line Items]
Profit (loss)	$ 7,068
Arrendamiento Operativo CIB S.A.C
Disclosure of Assets Held For Sale And Inventories [Line Items]
Profit (loss)		$ 36,338
FiduPeru S.A. Sociedad Fiduciaria
Disclosure of Assets Held For Sale And Inventories [Line Items]
Profit (loss)		$ (602)